Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, LLC (the “Servicer”)	27 March 2026
Wheels Fleet Lease Funding 2026-1 LLC (the “Issuer”)
1299 Zurich Way 401E
Schaumburg, Illinois 60173

Re:	Wheels Fleet Lease Funding 2026-1 LLC
Series 2026-1 Fixed and Floating Rate Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Servicer, Issuer, Apollo Global Securities, LLC, Redding Ridge Asset Management LLC, BNP Paribas Securities Corp., TD Securities (USA) LLC and Wells Fargo Securities, LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of leases (the “Leases”) and the vehicles subject to those Leases relating to the Issuer’s securitization transaction.  This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures.  Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Servicer, on behalf of the Issuer, provided us with, or instructed us to obtain, as applicable:
a.	Electronic data files:
i.
Labeled “Final_Pool_03042026_v2.xlsb” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Servicer, on behalf of the Issuer, indicated contains information as of 3 March 2026 (the “Cut‑off Date”) relating to the Leases and

ii.
Labeled “Final_Pool_03042026_v2_with_ModelDesc.xlsb” and the corresponding record layout and decode information, as applicable (the ”Data File“), that the Servicer, on behalf of the Issuer, indicated contains information as of the Cut-off Date relating to the Leases,

b.	Imaged copies of the following items (collectively, the “Source Documents”):
i.
The master lease contract, lease amendment, lease addendum, contract change request approval, lease transfer agreement, parent company financial guarantee agreement, fleet management services agreement, lease participation agreement, authorization letter, assignment and assumption agreement, attachment A, affirmation of agreement, notice of base funding rate change, master lease agreement, vehicle lease agreement, lease agreement, amendment to master lease agreement, addendum to master lease agreement, addendum, exhibit A, assignment agreement, side letter, partial assignment of master vehicle lease agreement and services agreement and assumption of performance by assignee, letter of credit, master motor vehicle lease agreement, administration agreement, vehicle lease and services agreement, power of attorney or other related documents (collectively and as applicable, the “Lease Contract”),

ii.	The memo of delivery or memo of delivery/schedule A and any corresponding addendums or other related documents (collectively and as applicable, the “Memo of Delivery”),
iii.	The schedule A leased equipment, memo of delivery/schedule A and any corresponding addendums or other related documents (collectively and as applicable, the “Donlen Schedule A”),
iv.
The schedule A, schedule A leased equipment, amended schedule A, supplemental schedule A, memo of delivery/schedule A and any other corresponding addendums or other related documents (collectively and as applicable, the “LeasePlan Schedule A”),

v.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Reserve Rate Changes Schedules”), that the Servicer, on behalf of the Issuer, indicated contain reserve rate change information,

vi.	Certain screen shots from the Servicer’s computerized lease servicing system or Bloomberg L.P. (collectively and as applicable, the “System Screen Shots”) and
vii.
The certificate of title, certificate of title of a vehicle, title status screenshot, certificate of origin for a vehicle, certificate of origin or other related documents (collectively and as applicable, the “Title”), that the Servicer, on behalf of the Issuer, indicated relate to the Sample Leases (as defined in Attachment A), as applicable,

c.
Certain schedules and the corresponding record layout and decode information, as applicable (the “Funding Description Mapping Schedules”), that the Servicer, on behalf of the Issuer, indicated contain funding description information corresponding to the Leases,

d.
A schedule and the corresponding record layout and decode information, as applicable (the “Lessee Name Mapping Schedule”), that the Servicer, on behalf of the Issuer, indicated contains lessee name information corresponding to certain Leases,

e.	The following lists of relevant characteristics (collectively, the “Sample Characteristics”):
i.	The “Wheels Sample Characteristics” on the Data File, which is shown on Exhibit 1 to Attachment A,
ii.	The “Donlen Sample Characteristics” on the Data File, which is shown on Exhibit 3 to Attachment A, and
iii.	The “LeasePlan Sample Characteristics” on the Data File, which is shown on Exhibit 5 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, recalculating or observing, as applicable, certain information that is further described in Attachment A.  The Issuer is responsible for the Subject Matter, Preliminary Data File, Data File, Source Documents, Funding Description Mapping Schedules, Lessee Name Mapping Schedule, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, Source Documents, Funding Description Mapping Schedules, Lessee Name Mapping Schedule, Wheels Sample Selection Criteria, Donlen Sample Selection Criteria, LeasePlan Sample Selection Criteria (all as defined in Attachment A) or any other information provided to us, or that we were instructed to obtain, as applicable, by the Servicer, on behalf of the Issuer, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Leases, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”).  An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed.  We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator(s) of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Issuer and to meet our other ethical responsibilities, as applicable, for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed‑upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties.  It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

27 March 2026

Attachment A Page 1 of 3
Procedures performed and our associated findings

1.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 90 Leases with an Originator value of ”Wheels LT” (the “Wheels Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “Wheels Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Wheels Sample Leases or the methodology, including the Wheels Sample Selection Criteria, they instructed us to use to select the Wheels Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 90 Wheels Sample Leases are referred to as Sample Lease Numbers 1 through 90.

2.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 40 Leases with an Originator value of ”Donlen” (the “Donlen Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “Donlen Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of Donlen Sample Leases or the methodology, including the Donlen Sample Selection Criteria, they instructed us to use to select the Donlen Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 40 Donlen Sample Leases are referred to as Sample Lease Numbers 91 through 130.

3.
As instructed by the Servicer, on behalf of the Issuer, we randomly selected a sample of 20 Leases with an Originator value of ”LeasePlan” (the “LeasePlan Sample Selection Criteria”), as shown on the Preliminary Data File, from the Preliminary Data File (the “LeasePlan Sample Leases,” collectively with the Wheels Sample Leases and Donlen Sample Leases, the “Sample Leases”).  For the purpose of this procedure, the Servicer, on behalf of the Issuer, did not inform us as to the basis for how they determined the number of LeasePlan Sample Leases or the methodology, including the LeasePlan Sample Selection Criteria, they instructed us to use to select the LeasePlan Sample Leases from the Preliminary Data File.

For the purpose of the procedures described in this report, the 20 LeasePlan Sample Leases are referred to as Sample Lease Numbers 131 through 150.

4.
For each lease on the Preliminary Data File and Data File, we compared the vehicle number (the “Wheels Vehicle Number”), as shown on the Preliminary Data File, to the corresponding Wheels Vehicle Number, as shown on the Data File, and noted that:

a.	All of the Leases, including the Sample Leases, were included on both the Preliminary Data File and Data File and
b.	No leases other than the Leases were included on the Preliminary Data File or Data File.

Attachment A Page 2 of 3
5.	For each Wheels Sample Lease, we:

a.
Compared the Wheels Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Wheels Sample Characteristic are shown on Exhibit 1 to Attachment A.  Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

c.
Observed that “Wheels LT” was the named lien holder, buyer, owner or purchaser on the corresponding Title or that the named lien holder, buyer, owner or purchaser on such Title had the word “Wheels” in its name (except for Sample Lease Number 42), as applicable.

We observed that “Donlen Trust” was the named owner on the corresponding Title for Sample Lease Number 42.

6.	For each Donlen Sample Lease, we:

a.
Compared the Donlen Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 3 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each Donlen Sample Characteristic are shown on Exhibit 3 to Attachment A.  Except for the information shown on Exhibit 4 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

Attachment A Page 3 of 3
c.
Observed that “Donlen Trust” was the named owner or security interest holder/lessor on the corresponding Title or that the named owner or security interest holder/lessor on such Title had the word “Donlen” in its name, as applicable.

7.	For each LeasePlan Sample Lease, we:

a.
Compared the LeasePlan Sample Characteristics listed on Exhibit 5 to Attachment A, as shown on the Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the corresponding Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Servicer, on behalf of the Issuer, described in the notes to Exhibit 5 to Attachment A.  The Source Document(s) that we were instructed by the Servicer, on behalf of the Issuer, to use for each LeasePlan Sample Characteristic are shown on Exhibit 5 to Attachment A.  Except for the information shown on Exhibit 6 to Attachment A, all such compared information was found to be in agreement.

b.
Observed that the corresponding Lease Contract contained a signature in the lessee signature section of such Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of any Lease Contract.

c.
Observed that “Lease Plan USA LT” was the named lien holder, owner, purchaser, buyer, distributor or dealer on the corresponding Title or that the named lien holder, owner, purchaser, buyer, distributor or dealer on such Title had the words “Lease Plan” or “LeasePlan” in its name, as applicable.

Exhibit 1 to Attachment A Page 1 of 3
Wheels Sample Characteristics and Source Documents

Wheels Sample Characteristic	Data File Field Name	Source Document(s)

VIN	VIN	Title or Memo of Delivery
Lessee name	RELATIONSHIP	(a) (b)	Lease Contract or Lease Contract and System Screen Shots
Funding description	FUNDING_DESCRIPTION	(a) (b)	Lease Contract or Lease Contract and System Screen Shots
Reserve factor	RESERVE_RATE	Memo of Delivery, System Screen Shots or Reserve Rate Changes Schedules
Make	MAKE	Memo of Delivery
Model	MODEL_DESC	Memo of Delivery
Original stipulated cost	STIPULATED_COST_AMT	Memo of Delivery or System Screen Shots

Notes:

i.	The VIN Wheels Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Lease Contract as the Source Document or
(b)	Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents.

Exhibit 1 to Attachment A Page 2 of 3
iv.	For the purpose of comparing the funding description Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the Lease Contract as the Source Document and to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown on the Data File, and
(b)	Use the funding description, as shown in the Lease Contract:
(1)	In accordance with the decode information shown on the Funding Description Mapping Schedules,
(2)
That corresponds to the lease type, vehicle type (as applicable), delivery date (as applicable), fleet ID (as applicable), remaining term (as applicable), reserve factor (as applicable), original term (as applicable) and model (as applicable), all as shown on the Data File, and/or

(3)	That corresponds to the unit type (as applicable), as shown in the System Screen Shots.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the reserve factor and original stipulated cost Wheels Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 30, 50, 52, 63, 65, 78, 81, 86, 88 and 89), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Lease Numbers 30 and 65, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the reserve factor Wheels Sample Characteristic for Sample Leases Numbers 50, 52, 63, 78, 81, 86, 88 and 89, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Reserve Rate Changes Schedules as the Source Document and
(b)	Reserve rate corresponding to the 1 April 2026 depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules.

vii.	For the purpose of comparing the reserve factor Wheels Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

Exhibit 1 to Attachment A Page 3 of 3
viii.
For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for each Wheels Sample Lease (except for Sample Lease Numbers 1, 4, 9, 10, 14, 32, 35, 36, 40, 41, 48, 51, 53, 58, 65, 67, 77 and 85), the Servicer, on behalf of the Issuer, instructed us to use the Memo of Delivery as the Source Document.

For the purpose of comparing the original stipulated cost Wheels Sample Characteristic for Sample Lease Numbers 1, 4, 9, 10, 14, 32, 35, 36, 40, 41, 48, 51, 53, 58, 65, 67, 77 and 85, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 2 to Attachment A
Wheels Sample Characteristic Difference

Sample Lease Number	Wheels Sample Characteristic	Data File Value	Source Document Value

41	Funding description	Libor30_25COI+A_Spread30Fix_3+0.0040	Libor30_25COI+0.0080

Exhibit 3 to Attachment A Page 1 of 3
Donlen Sample Characteristics and Source Documents

Donlen Sample Characteristic	Data File Field Name	Source Document(s)

VIN	VIN	Title or Donlen Schedule A
Lessee name	RELATIONSHIP	(a) (b)	Lease Contract or Lease Contract and System Screen Shots
Funding description	FUNDING_DESCRIPTION	Donlen Schedule A or System Screen Shots
Reserve factor	RESERVE_RATE	Donlen Schedule A, System Screen Shots or Reserve Rate Changes Schedules
Make	MAKE	Donlen Schedule A
Model	MODEL_DESC	Donlen Schedule A
Original stipulated cost	STIPULATED_COST_AMT	Donlen Schedule A or System Screen Shots

Notes:

i.	The VIN Donlen Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name, make and model Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name Donlen Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Lease Contract as the Source Document or
(b)
Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents, in accordance with the decode information shown on the Lessee Name Mapping Schedule, as applicable.

Exhibit 3 to Attachment A Page 2 of 3
iv.	For the purpose of comparing the funding description Donlen Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the Donlen Schedule A, as applicable,
(b)
Use the funding description, as shown in the Donlen Schedule A and/or the System Screen Shots, as applicable, in accordance with the decode information shown on the Funding Description Mapping Schedules and

(c)
Ignore the first two letters in the rate name corresponding to the Donlen commercial paper Donlen Schedule A description, both as shown on the Funding Description Mapping Schedules, as applicable, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note.

For the purpose of comparing the funding description Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 96, 100, 101, 102, 103, 104, 105, 106, 107, 108, 109, 110, 111, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 128, 129 and 130), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the funding description Donlen Sample Characteristic for Sample Lease Numbers 96, 100, 101, 102, 103, 104, 105, 106, 107, 108, 109, 110, 111, 112, 113, 114, 115, 116, 117, 118, 119, 120, 121, 122, 123, 124, 125, 126, 127, 128, 129 and 130, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the reserve factor and original stipulated cost Donlen Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 105, 106, 110, 114, 116, 120, 121 and 128), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 105, 106, 114, 116 and 128, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

Exhibit 3 to Attachment A Page 3 of 3
For the purpose of comparing the reserve factor Donlen Sample Characteristic for Sample Lease Numbers 110, 120 and 121, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Reserve Rate Changes Schedules as the Source Document and
(b)	Reserve rate corresponding to the 1 April 2026 depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules.

vii.
For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for each Donlen Sample Lease (except for Sample Lease Numbers 100, 106, 109, 111, 112, 119, 120 and 121), the Servicer, on behalf of the Issuer, instructed us to use the Donlen Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost Donlen Sample Characteristic for Sample Lease Numbers 100, 106, 109, 111, 112, 119, 120 and 121, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 4 to Attachment A
Donlen Sample Characteristic Differences

Sample Lease Number	Donlen Sample Characteristic	Data File Value	Source Document Value

92	Make	Miscellaneous E	JJ

93	Funding description	D_COMPAPER+0.00500000000	D_COMPAPER+0.00750

94	Make	Miscellaneous E	DRGN

99	Funding description	D_PCP+0.00600000000	D_PCP+0.00850

Exhibit 5 to Attachment A Page 1 of 3
LeasePlan Sample Characteristics and Source Documents

LeasePlan Sample Characteristic	Data File Field Name	Source Document(s)

VIN	VIN	Title or LeasePlan Schedule A
Lessee name	RELATIONSHIP	(a) (b)	Lease Contract or Lease Contract and System Screen Shots
Funding description	FUNDING_DESCRIPTION	LeasePlan Schedule A or System Screen Shots
Reserve factor	RESERVE_RATE	LeasePlan Schedule A, System Screen Shots or Reserve Rate Changes Schedules
Make	MAKE	LeasePlan Schedule A
Model	MODEL_DESC	LeasePlan Schedule A
Original stipulated cost	STIPULATED_COST_AMT	LeasePlan Schedule A or System Screen Shots

Notes:

i.	The VIN LeasePlan Sample Characteristic is for identification purposes only.

ii.
For the purpose of comparing the lessee name and model LeasePlan Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to ignore differences that appear to be due to abbreviations, hyphenations, truncations, legal entity descriptors or additional words or descriptions.

iii.	For the purpose of comparing the lessee name LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Lease Contract as the Source Document or
(b)	Lease Contract and System Screen Shots, showing any customer hierarchy or relationship information, as applicable, as the Source Documents.

Exhibit 5 to Attachment A Page 2 of 3

iv.	For the purpose of comparing the funding description LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to:
(a)	Ignore the index duration and any indication of rounding, as applicable, in the funding description, as shown in the LeasePlan Schedule A, as applicable,
(b)	Ignore any occurrence of “+RENTAL_ADJ” in the funding description, as shown on the Data File, and
(c)
Use the funding description, as shown in the LeasePlan Schedule A and/or the System Screen Shots, as applicable, in accordance with the decode information shown on the Funding Description Mapping Schedule, as applicable.

For the purpose of comparing the funding description LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 136 and 150), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the funding description LeasePlan Sample Characteristic for Sample Lease Numbers 136 and 150, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

v.
The Servicer, on behalf of the Issuer, indicated that certain of the System Screen Shots contained account activity that occurred after the Cut-off Date.  For the purpose of comparing the reserve factor and original stipulated cost LeasePlan Sample Characteristics, the Servicer, on behalf of the Issuer, instructed us to only consider account activity that occurred on or prior to the Cut-off Date.

vi.
For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 131, 133, 134, 135, 137, 138, 139, 144, 145, 148, 149 and 150), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for Sample Lease Number 139, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

For the purpose of comparing the reserve factor LeasePlan Sample Characteristic for Sample Lease Numbers 131, 133, 134, 135, 137, 138, 144, 145, 148, 149 and 150, the Servicer, on behalf of the Issuer, instructed us to use the:
(a)	Reserve Rate Changes Schedules as the Source Document and
(b)	Reserve rate corresponding to the 1 April 2026 depreciation date (Dep_dt), as shown on the Reserve Rate Changes Schedules.

vii.	For the purpose of comparing the reserve factor LeasePlan Sample Characteristic, the Servicer, on behalf of the Issuer, instructed us to ignore absolute differences of +/- 0.0001% or less.

Exhibit 5 to Attachment A Page 3 of 3
viii.
For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for each LeasePlan Sample Lease (except for Sample Lease Numbers 133, 142, 144, 145, 148, 149 and 150), the Servicer, on behalf of the Issuer, instructed us to use the LeasePlan Schedule A as the Source Document.

For the purpose of comparing the original stipulated cost LeasePlan Sample Characteristic for Sample Lease Numbers 133, 142, 144, 145, 148, 149 and 150, the Servicer, on behalf of the Issuer, instructed us to use the System Screen Shots as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Servicer, on behalf of the Issuer, described in the notes above.

Exhibit 6 to Attachment A
LeasePlan Sample Characteristic Differences

Sample Lease Number	LeasePlan Sample Characteristic	Data File Value	Source Document Value

132	Reserve factor	1.58	2.08333

138	Funding description	LP_S2T+(0.02100000000+ RENTAL_ADJ)	LP_SS2+0.01750
	Reserve factor	8.67	8.33333